Consolidated Schedule of Investments
July 31, 2023
(Unaudited)
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–61.27%(a)
Argentina–0.47%
Argentina Treasury Bond BONCER, 1.50%, 03/25/2024	ARS	300,000,000	$5,893,209
Argentine Bonos del Tesoro, 15.50%, 10/17/2026	ARS	135,000,000	141,368
Provincia de Buenos Aires, 96.40% (BADLAR + 3.75%), 04/12/2025(b)(c)	ARS	120,000,000	409,555
			6,444,132
Australia–1.63%
New South Wales Treasury Corp., 3.00%, 02/20/2030(b)	AUD	35,800,000	22,188,730
Austria–0.75%
Erste Group Bank AG,
6.50%(b)(d)(e)	EUR	3,200,000	3,472,222
5.13%(b)(d)(e)	EUR	2,800,000	2,774,220
Republic of Austria Government Bond, 2.10%, 09/20/2117(b)	EUR	5,125,000	3,973,872
			10,220,314
Belgium–0.74%
KBC Group N.V.,
4.25%(b)(d)(e)	EUR	4,400,000	4,304,424
4.75%(b)(d)(e)	EUR	5,400,000	5,839,111
			10,143,535
Brazil–6.03%
Brazil Notas do Tesouro Nacional,
Series B, 6.00%, 05/15/2055	BRL	28,000,000	26,879,938
Series F, 10.00%, 01/01/2027	BRL	250,000,000	52,912,981
Swiss Insured Brazil Power Finance S.a r.l., 9.85%, 07/16/2032(b)	BRL	12,508,875	2,479,951
			82,272,870
Colombia–6.45%
Colombian TES,
Series B, 7.75%, 09/18/2030	COP	175,000,000,000	39,667,143
Series B, 7.25%, 10/18/2034	COP	47,750,000,000	9,829,840
Series B, 9.25%, 05/28/2042	COP	16,250,000,000	3,733,780
Series B, 7.25%, 10/26/2050	COP	151,500,000,000	27,659,336
Fideicomiso PA Concesion Ruta al Mar, 6.75%, 02/15/2044(b)	COP	8,000,000,000	1,224,177
	Principal Amount		Value
Colombia–(continued)
Fideicomiso PA Costera, Series B, 6.25%, 01/15/2034(b)	COP	6,107,644,400	$1,304,553
PA Autopista Rio Magdalena, 6.05%, 06/15/2036(b)	COP	23,500,000,000	4,657,801
			88,076,630
Egypt–0.42%
Egypt Government International Bond, 4.75%, 04/16/2026(b)	EUR	6,800,000	5,701,470
France–3.71%
French Republic Government Bond OAT,
0.00%, 05/25/2032(b)	EUR	46,350,000	39,503,123
0.75%, 05/25/2052(b)	EUR	14,240,000	8,218,738
0.50%, 05/25/2072(b)	EUR	7,400,000	2,975,609
			50,697,470
Germany–0.57%
Bayer AG, 2.38%, 11/12/2079(b)(d)	EUR	5,000,000	5,139,813
Deutsche Lufthansa AG, 4.38%, 08/12/2075(b)(d)	EUR	2,500,000	2,583,452
			7,723,265
Greece–2.17%
Hellenic Republic Government Bond,
4.25%, 06/15/2033(b)	EUR	5,500,000	6,308,546
4.38%, 07/18/2038(b)	EUR	20,000,000	22,791,946
0.00%, 10/15/2042	EUR	107,000,000	455,292
			29,555,784
India–3.84%
India Government Bond,
8.15%, 11/24/2026	INR	500,000,000	6,265,911
6.54%, 01/17/2032	INR	1,000,000,000	11,680,421
7.26%, 08/22/2032	INR	1,300,000,000	15,857,870
State of Gujarat India, 7.52%, 05/24/2027	INR	500,000,000	6,115,127
State of Maharashtra India, 7.99%, 10/28/2025	INR	500,000,000	6,168,457
State of Tamil Nadu India, 8.53%, 03/09/2026	INR	500,000,000	6,258,521
			52,346,307

See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

	Principal Amount		Value
Indonesia–2.52%
Indonesia Treasury Bond,
Series FR95, 6.38%, 08/15/2028	IDR	200,000,000,000	$13,501,989
Series FR96, 7.00%, 02/15/2033	IDR	300,000,000,000	20,955,040
			34,457,029
Italy–0.65%
Intesa Sanpaolo S.p.A.,
5.50%(b)(d)(e)	EUR	4,000,000	3,824,194
5.88%(b)(d)(e)	EUR	2,400,000	2,535,766
6.38%(b)(d)(e)	EUR	2,500,000	2,469,341
			8,829,301
Ivory Coast–0.26%
Ivory Coast Government International Bond, 4.88%, 01/30/2032(b)	EUR	3,950,000	3,534,876
Japan–1.60%
Japan Government Bond,
Series 15, 1.00%, 03/20/2062	JPY	2,405,700,000	14,227,391
Series 77, 1.60%, 12/20/2052	JPY	1,054,500,000	7,676,741
			21,904,132
Malaysia–0.90%
Malaysia Government Bond,
Series 115, 3.96%, 09/15/2025	MYR	25,000,000	5,606,564
Series 319, 3.48%, 06/14/2024	MYR	30,000,000	6,671,657
			12,278,221
Mexico–3.68%
Mexican Bonos,
Series M, 7.75%, 05/29/2031	MXN	731,000,000	41,009,777
Series M 30, 8.50%, 11/18/2038	MXN	160,000,000	9,268,820
			50,278,597
Netherlands–0.55%
ABN AMRO Bank N.V., 4.38%(b)(d)(e)	EUR	2,500,000	2,545,079
Cooperatieve Rabobank U.A., 4.38%(b)(d)(e)	EUR	5,000,000	4,926,416
			7,471,495
Peru–4.77%
Peru Government Bond,
6.15%, 08/12/2032	PEN	200,000,000	53,740,983
7.30%, 08/12/2033(b)	PEN	39,300,000	11,348,392
			65,089,375
Poland–2.75%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	PLN	200,000,000	37,546,965
	Principal Amount		Value
South Africa–8.53%
Republic of South Africa Government Bond,
Series 2030, 8.00%, 01/31/2030	ZAR	400,000,000	$20,074,090
Series 2032, 8.25%, 03/31/2032	ZAR	533,300,000	25,497,905
Series R186, 10.50%, 12/21/2026	ZAR	1,210,000,000	70,796,883
			116,368,878
Spain–2.90%
Banco Bilbao Vizcaya Argentaria S.A., 5.88%(b)(d)(e)	EUR	5,000,000	5,505,589
Banco Santander S.A.,
4.38%(b)(d)(e)	EUR	2,200,000	2,082,915
4.13%(d)(e)	EUR	2,000,000	1,727,755
CaixaBank S.A.,
6.38%(b)(d)(e)	EUR	5,000,000	5,507,155
5.25%(b)(d)(e)	EUR	2,000,000	1,927,215
Repsol International Finance B.V., 3.75%(b)(d)(e)	EUR	2,500,000	2,597,570
Spain Government Bond, 4.40%, 10/31/2023(b)	EUR	14,000,000	15,416,834
Telefonica Europe B.V., 2.88%(b)(d)(e)	EUR	5,000,000	4,835,603
			39,600,636
Supranational–1.73%
African Development Bank,
0.00%, 04/05/2046(f)	ZAR	600,000,000	4,052,841
0.00%, 01/17/2050(f)	ZAR	310,000,000	1,783,687
Corp. Andina de Fomento, 10.35%, 03/15/2033(b)	MXN	200,000,000	12,133,174
International Finance Corp., 0.00%, 03/23/2038(f)	MXN	350,000,000	5,622,574
			23,592,276
Sweden–0.10%
Heimstaden Bostad AB, 3.38%(b)(d)(e)	EUR	2,500,000	1,356,734
Thailand–1.09%
Thailand Government Bond, 3.45%, 06/17/2043	THB	480,000,000	14,938,449
United Kingdom–2.18%
Barclays PLC, 7.13%(d)(e)	GBP	2,150,000	2,609,895
Gatwick Airport Finance PLC, 4.38%, 04/07/2026(b)	GBP	5,400,000	6,336,158
HSBC Holdings PLC, 5.88%(d)(e)	GBP	5,000,000	5,817,744
International Consolidated Airlines Group S.A., 1.50%, 07/04/2027(b)	EUR	2,600,000	2,499,033
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

	Principal Amount		Value
United Kingdom–(continued)
Lloyds Banking Group PLC, 8.50%(d)(e)	GBP	3,275,000	$4,026,794
Nationwide Building Society, 5.75%(b)(d)(e)	GBP	2,500,000	2,833,510
NatWest Group PLC, 5.13%(d)(e)	GBP	1,550,000	1,692,973
United Kingdom Gilt, 0.50%, 10/22/2061(b)	GBP	9,875,000	3,896,743
			29,712,850
Uruguay–0.28%
Uruguay Government International Bond, 9.75%, 07/20/2033	UYU	138,900,300	3,839,360
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $845,139,355)			836,169,681

U.S. Dollar Denominated Bonds & Notes–11.80%
Argentina–0.00%
Argentina Treasury Dual Bond, 0.00%, 04/30/2024(f)		$16,807	13,526
Brazil–0.76%
CSN Inova Ventures, 6.75%, 01/28/2028(b)		475,000	450,619
CSN Resources S.A., 5.88%, 04/08/2032(b)		1,500,000	1,251,857
Embraer Netherlands Finance B.V., 7.00%, 07/28/2030(b)		2,470,000	2,498,652
Sitios Latinoamerica S.A.B. de C.V., 5.38%, 04/04/2032(b)		6,786,000	6,207,582
			10,408,710
Chile–0.51%
AES Andes S.A., 6.35%, 10/07/2079(b)(d)		2,500,000	2,364,331
Mercury Chile Holdco LLC, 6.50%, 01/24/2027(b)		5,000,000	4,648,710
			7,013,041
China–0.13%
Prosus N.V., 4.99%, 01/19/2052(b)		2,500,000	1,832,623
Colombia–0.25%
Colombia Government International Bond, 4.13%, 02/22/2042		5,000,000	3,367,953
Dominican Republic–0.18%
Dominican Republic International Bond,
4.50%, 01/30/2030(b)		975,000	866,626
4.88%, 09/23/2032(b)		1,800,000	1,565,683
			2,432,309
	Principal Amount	Value
Egypt–0.15%
Egypt Government International Bond, 8.50%, 01/31/2047(b)	$3,550,000	$2,082,217
France–1.31%
BNP Paribas S.A.,
7.38%(b)(d)(e)	2,500,000	2,475,250
6.63%(b)(d)(e)(g)	2,000,000	1,950,000
7.75%(b)(d)(e)	2,500,000	2,494,750
Electricite de France S.A., 9.13%(b)(d)(e)(g)	3,334,000	3,513,202
Societe Generale S.A.,
7.38%(b)(d)(e)	2,500,000	2,470,826
7.88%(b)(d)(e)	2,500,000	2,476,254
8.00%(b)(d)(e)	2,500,000	2,450,313
		17,830,595
Ghana–0.08%
Ghana Government International Bond, 7.88%, 02/11/2035(b)	2,500,000	1,153,980
Guatemala–0.17%
CT Trust, 5.13%, 02/03/2032(b)	2,817,000	2,344,991
Hong Kong–0.34%
Melco Resorts Finance Ltd.,
4.88%, 06/06/2025(b)	2,500,000	2,388,662
5.75%, 07/21/2028(b)	2,500,000	2,237,792
		4,626,454
India–0.39%
JSW Steel Ltd., 3.95%, 04/05/2027(b)	6,000,000	5,347,703
Indonesia–0.34%
PT Indonesia Asahan Aluminium/PT Mineral Industri Indonesia (Persero), 6.76%, 11/15/2048(b)	2,700,000	2,683,174
PT Pertamina (Persero), 4.18%, 01/21/2050(b)(g)	2,500,000	1,987,592
		4,670,766
Iraq–0.10%
Iraq International Bond, 5.80%, 01/15/2028(b)	1,406,250	1,309,583
Ireland–0.61%
BB Blue Financing DAC, Series A1, 4.40%, 09/20/2037	2,500,000	2,507,695
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

	Principal Amount	Value
Ireland–(continued)
Coriolanus DAC,
Series 116, 0.00%, 04/30/2025(b)(f)	$693,302	$658,977
Series 119, 0.00%, 04/30/2025(b)(f)	737,589	701,072
Series 120, 0.00%, 04/30/2025(b)(f)	923,276	877,565
Series 122, 0.00%, 04/30/2025(b)(f)	808,934	768,884
Series 124, 0.00%, 04/30/2025(b)(f)	649,713	617,547
Series 126, 0.00%, 04/30/2025(b)	726,841	690,855
Series 127, 0.00%, 04/30/2025(b)(f)	841,894	800,213
0.00%, 04/30/2025(b)(f)	660,755	628,042
		8,250,850
Ivory Coast–0.22%
Ivory Coast Government International Bond, 5.38%, 07/23/2024(b)	3,009,000	2,964,431
Macau–0.29%
MGM China Holdings Ltd., 5.88%, 05/15/2026(b)(g)	4,000,000	3,885,600
Mexico–1.43%
Banco Mercantil del Norte S.A.,
8.38%(b)(d)(e)	2,500,000	2,452,650
5.88%(b)(d)(e)	2,490,000	2,178,750
Braskem Idesa S.A.P.I.,
7.45%, 11/15/2029(b)	5,000,000	3,439,264
6.99%, 02/20/2032(b)	2,076,000	1,340,434
Cemex S.A.B. de C.V., 5.13%(b)(d)(e)(g)	3,457,000	3,207,577
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(b)(g)	4,254,000	3,374,711
Petroleos Mexicanos,
7.69%, 01/23/2050	2,500,000	1,742,033
6.95%, 01/28/2060	2,750,000	1,756,035
		19,491,454
Morocco–0.15%
OCP S.A., 3.75%, 06/23/2031(b)	2,500,000	2,105,510
Nigeria–0.16%
Nigeria Government International Bond, 6.50%, 11/28/2027(b)	2,500,000	2,240,550
Oman–0.36%
Oman Government International Bond, 6.75%, 01/17/2048(b)	5,000,000	4,963,150
Principal Amount		Value
Panama–0.16%
Telecomunicaciones Digitales S.A., 4.50%, 01/30/2030(b)	$2,500,000	$2,136,125
Romania–0.20%
Romanian Government International Bond, 7.13%, 01/17/2033(b)	2,500,000	2,693,345
Supranational–0.18%
European Bank for Reconstruction and Development, 6.40%, 08/27/2025	2,400,000	2,457,438
Sweden–0.35%
Swedbank AB, Series NC5, 5.63%(b)(d)(e)	5,000,000	4,781,030
Switzerland–0.69%
Cloverie PLC for Swiss Reinsurance Co. Ltd., 4.50%, 09/11/2044(b)(d)	4,500,000	4,321,462
Credit Suisse Group AG, 6.25%(b)(d)(e)(h)	9,800,000	588,000
UBS Group AG, 5.13%(b)(d)(e)	5,000,000	4,497,125
		9,406,587
Tanzania–0.32%
HTA Group Ltd., 7.00%, 12/18/2025(b)	4,500,000	4,306,995
United Kingdom–1.86%
abrdn PLC, 4.25%, 06/30/2028(b)	2,500,000	2,199,813
BP Capital Markets PLC, 4.88%(d)(e)	1,750,000	1,632,575
British Telecommunications PLC, 4.25%, 11/23/2081(b)(d)	5,000,000	4,446,431
Lloyds Banking Group PLC,
7.50%(d)(e)	2,000,000	1,950,840
7.50%(d)(e)	5,000,000	4,738,750
M&G PLC, 6.50%, 10/20/2048(b)(d)	1,300,000	1,303,231
NatWest Group PLC, 6.00%(d)(e)	5,000,000	4,691,750
Vodafone Group PLC, 3.25%, 06/04/2081(d)(g)	5,000,000	4,421,269
		25,384,659
United States–0.11%
U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028	1,600,000	1,491,616
Total U.S. Dollar Denominated Bonds & Notes (Cost $185,719,387)		160,993,791
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

	Principal Amount		Value
Asset-Backed Securities–8.23%(a)
Alba PLC,
Series 2007-1, Class F, 8.27% (SONIA + 3.37%), 03/17/2039(b)(c)	GBP	3,515,974	$4,269,515
Series 2006-2, Class F, 8.25% (SONIA + 3.37%), 12/15/2038(b)(c)	GBP	1,160,692	1,390,125
Eurohome UK Mortgages PLC,
Series 2007-1, Class M2, 5.49% (3 mo. GBP LIBOR + 0.50%), 06/15/2044(b)(c)	GBP	4,000,000	4,552,359
Series 2007-1, Class B1, 5.89% (3 mo. GBP LIBOR + 0.90%), 06/15/2044(b)(c)	GBP	5,275,000	5,669,184
Series 2007-2, Class B1, 6.40% (SONIA + 1.52%), 09/15/2044(b)(c)	GBP	4,000,000	4,041,283
Series 2007-1, Class M1, 5.29% (3 mo. GBP LIBOR + 0.30%), 06/15/2044(b)(c)	GBP	5,200,000	6,080,925
Series 2007-2, Class B2, 9.00% (SONIA + 4.12%), 09/15/2044(b)(c)	GBP	3,750,000	4,388,545
Eurosail PLC, Series 2007-4X, Class D1A, 6.74% (SONIA + 1.87%), 06/13/2045(b)(c)	GBP	4,094,013	4,728,660
Eurosail-UK NC PLC, Series 2007-1X, Class D1C, 5.88% (SONIA + 1.01%), 03/13/2045(b)(c)	GBP	2,500,000	2,741,940
Grifonas Finance No. 1 PLC, Class B, 3.75% (6 mo. EURIBOR + 0.52%), 08/28/2039(b)(c)	EUR	5,000,000	4,771,529
Ludgate Funding PLC, Series 2007-1, Class RES, 0.00%, 01/01/2061(b)(i)	GBP	207,500,000	1,018,046
Mansard Mortgages PLC,
Series 2006-1X, Class B2, 8.58% (SONIA + 3.62%), 10/15/2048(b)(c)	GBP	3,647,111	4,531,803
Series 2007-1X, Class B2, 8.08% (SONIA + 3.12%), 04/15/2049(b)(c)	GBP	2,264,186	2,620,920
	Principal Amount		Value
Newday Funding Master Issuer PLC,
Series 2021-1X, Class E, 8.99% (SONIA + 4.05%), 03/15/2029(b)(c)	GBP	5,084,000	$6,434,640
Series 2021-3X, Class D, 7.29% (SONIA + 2.35%), 11/15/2029(b)(c)	GBP	3,600,000	4,503,517
Newgate Funding PLC,
Series 2006-2, Class CB, 4.02% (3 mo. EURIBOR + 0.43%), 12/01/2050(b)(c)	EUR	1,481,950	1,432,128
Series 2007-2X, Class CB, 3.97% (3 mo. EURIBOR + 0.44%), 12/15/2050(b)(c)	EUR	1,996,164	1,836,329
Series 2007-1X, Class CB, 3.85% (3 mo. EURIBOR + 0.38%), 12/01/2050(b)(c)	EUR	1,124,442	1,058,937
ResLoC UK PLC, Series 2007-1X, Class D1A, 4.73% (3 mo. EURIBOR + 1.20%), 12/15/2043(b)(c)	EUR	3,968,705	3,868,268
RMAC Securities No. 1 PLC, Series 2006-NS4X, Class B1C, 4.34% (3 mo. EURIBOR + 0.85%), 06/12/2044(b)(c)	EUR	7,652,951	7,615,095
Towd Point Mortgage Funding 2019 - Granite4 PLC,
Series 2019-GR4X, Class FR, 7.01% (SONIA + 2.05%), 10/20/2051(b)(c)	GBP	3,000,000	3,778,599
Series 2019-GR4X, Class GR, 7.46% (SONIA + 2.50%), 10/20/2051(b)(c)	GBP	2,500,000	3,143,552
Sestante Finance S.r.l., Series 2005, Class C1, 4.46% (3 mo. EURIBOR + 0.80%), 07/15/2045(b)(c)	EUR	9,700,000	6,481,203
IM Pastor 4, FTA, Series B, 3.78% (3 mo. EURIBOR + 0.19%), 03/22/2044(b)(c)	EUR	3,800,000	2,608,385
Lusitano Mortgages No. 5 PLC, Class D, 4.62% (3 mo. EURIBOR + 0.96%), 07/15/2059(b)(c)	EUR	5,677,117	4,950,555
Fideicomiso Dorrego Y Libertador,
2.00%, 12/31/2043(j)		$10,843,617	10,301,436
0.00%, 12/31/2043(j)	ARS	117,222,368	404,546
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Principal Amount			Value
Fideicomiso Financiero Invernea Proteina 2, Serie II, 0.00%, 08/25/2032(i)(j)	ARS	445,000,000	$3,124,827
Total Asset-Backed Securities (Cost $121,959,740)			112,346,851
U.S. Treasury Securities–3.57%
U.S. Treasury Bills–3.57%
5.39%, 01/18/2024 (Cost $48,760,063)(k)		$48,760,063	48,760,712
Shares
Common Stocks & Other Equity Interests–2.80%
Argentina–2.80%
Banco BBVA Argentina S.A.		500,000	1,887,207
Banco Macro S.A., Class B		200,000	1,100,720
Grupo Financiero Galicia S.A., Class B		1,810,000	6,147,863
Pampa Energia S.A.(l)		1,450,000	4,877,940
YPF S.A., ADR(l)		400,000	5,956,000
YPF S.A., Class D(l)		610,000	18,215,272
Total Common Stocks & Other Equity Interests (Cost $25,357,274)			38,185,002
Money Market Funds–1.12%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(m)(n)		5,488,105	5,488,105
Invesco Liquid Assets Portfolio, Institutional Class, 5.28%(m)(n)		3,558,608	3,558,964
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 5.18%(m)(n)	6,272,120	$6,272,120
Total Money Market Funds (Cost $15,319,189)		15,319,189

Options Purchased–3.83%
(Cost $70,726,384)(o)		52,246,668
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-92.62% (Cost $1,312,981,392)		1,264,021,894
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.04%
Invesco Private Government Fund, 5.24%(m)(n)(p)	3,952,334	3,952,334
Invesco Private Prime Fund, 5.38%(m)(n)(p)	10,163,145	10,163,145
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,115,322)		14,115,479
TOTAL INVESTMENTS IN SECURITIES—93.66% (Cost $1,327,096,714)		1,278,137,373
OTHER ASSETS LESS LIABILITIES–6.34%		86,579,208
NET ASSETS–100.00%		$1,364,716,581
Investment Abbreviations:
ADR	– American Depositary Receipt
ARS	– Argentina Peso
AUD	– Australian Dollar
BADLAR	– Buenos Aires Deposits of Large Amounts Rate
BRL	– Brazilian Real
COP	– Colombia Peso
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
IDR	– Indonesian Rupiah
INR	– Indian Rupee
JPY	– Japanese Yen
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peruvian Sol
PLN	– Polish Zloty
SONIA	– Sterling Overnight Index Average
THB	– Thai Baht
UYU	– Uruguay Peso
ZAR	– South African Rand
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Notes to Consolidated Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $472,701,963, which represented 34.64% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2023.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Zero coupon bond issued at a discount.
(g)	All or a portion of this security was out on loan at July 31, 2023.
(h)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at July 31, 2023 represented less than 1% of the Fund’s Net Assets.
(i)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2023.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)	Non-income producing security.
(m)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$23,284,920	$289,674,477	$(307,471,292)	$-	$-	$5,488,105	$645,404
Invesco Liquid Assets Portfolio, Institutional Class	16,742,380	206,910,340	(220,095,992)	(346)	2,582	3,558,964	477,312
Invesco Treasury Portfolio, Institutional Class	26,611,337	331,056,545	(351,395,762)	-	-	6,272,120	736,996
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,248,525	26,629,307	(23,925,498)	-	-	3,952,334	95,188*
Invesco Private Prime Fund	3,209,614	58,202,225	(51,246,178)	88	(2,604)	10,163,145	254,512*
Total	$71,096,776	$912,472,894	$(954,134,722)	$(258)	$(22)	$29,434,668	$2,209,412

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(n)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(o)	The table below details options purchased.
(p)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	Goldman Sachs International	10/12/2023	USD	0.80	AUD	8,750,000	$ 8,399
AUD versus USD	Call	Goldman Sachs International	05/16/2024	USD	0.69	AUD	75,000,000	1,480,645
EUR versus USD	Call	Deutsche Bank AG	12/11/2023	USD	1.16	EUR	125,000,000	130,841
EUR versus USD	Call	Goldman Sachs International	08/01/2023	USD	1.18	EUR	250,000,000	275
EUR versus USD	Call	Goldman Sachs International	08/23/2023	USD	1.14	EUR	100,000,000	19,021
EUR versus USD	Call	Goldman Sachs International	08/24/2023	USD	1.12	EUR	100,000,000	130,841
EUR versus USD	Call	Goldman Sachs International	10/23/2023	USD	1.18	EUR	100,000,000	39,912
EUR versus USD	Call	Merrill Lynch International	10/23/2023	USD	1.18	EUR	9,000,000	194,803
EUR versus USD	Call	Standard Chartered Bank PLC	09/11/2023	USD	1.17	EUR	4,000,000	48,734
NZD versus USD	Call	Goldman Sachs International	10/12/2023	USD	0.70	NZD	14,285,714	114,424
Subtotal — Foreign Currency Call Options Purchased								2,167,895
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
CNH versus INR	Put	Goldman Sachs International	09/25/2023	INR	11.05	CNH	22,500,000	$83,867
EUR versus HUF	Put	Goldman Sachs International	12/01/2023	HUF	360.00	EUR	10,000,000	323,550
EUR versus HUF	Put	Merrill Lynch International	09/18/2023	HUF	365.00	EUR	2,500,000	59,447
EUR versus NOK	Put	J.P. Morgan Chase Bank, N.A.	09/14/2023	NOK	10.65	EUR	2,500,000	288,437
EUR versus NOK	Put	J.P. Morgan Chase Bank, N.A.	10/11/2023	NOK	11.25	EUR	40,000,000	43,540
EUR versus PLN	Put	Goldman Sachs International	09/22/2023	PLN	4.43	EUR	64,500,000	785,698
USD versus BRL	Put	Goldman Sachs International	11/14/2023	BRL	4.80	USD	5,000,000	1,420,415
USD versus BRL	Put	Goldman Sachs International	11/16/2023	BRL	4.50	USD	3,400,000	1,284,748
USD versus BRL	Put	Goldman Sachs International	12/18/2023	BRL	4.83	USD	50,000,000	1,599,650
USD versus BRL	Put	Merrill Lynch International	11/16/2023	BRL	4.80	USD	35,000,000	943,320
USD versus BRL	Put	Morgan Stanley and Co. International PLC	11/16/2023	BRL	4.50	USD	5,000,000	759,545
USD versus CAD	Put	J.P. Morgan Chase Bank, N.A.	10/26/2023	CAD	1.30	USD	50,000,000	257,050
USD versus CLP	Put	Morgan Stanley and Co. International PLC	11/14/2023	CLP	715.00	USD	2,000,000	8,576
USD versus CLP	Put	Morgan Stanley and Co. International PLC	11/14/2023	CLP	740.00	USD	2,000,000	24,904
USD versus CLP	Put	Morgan Stanley and Co. International PLC	11/30/2023	CLP	805.00	USD	40,000,000	333,000
USD versus CNH	Put	Morgan Stanley and Co. International PLC	09/20/2023	CNH	6.50	USD	3,000,000	2,481
USD versus COP	Put	Morgan Stanley and Co. International PLC	11/22/2023	COP	3,900.00	USD	50,000,000	826,400
USD versus IDR	Put	Goldman Sachs International	10/04/2023	IDR	14,750.00	USD	60,000,000	160,260
USD versus INR	Put	Standard Chartered Bank PLC	01/24/2024	INR	81.40	USD	50,000,000	269,950
USD versus JPY	Put	Goldman Sachs International	02/08/2024	JPY	113.00	USD	50,000,000	36,100
USD versus JPY	Put	Goldman Sachs International	05/07/2024	JPY	118.00	USD	50,000,000	162,950
USD versus JPY	Put	Goldman Sachs International	05/30/2024	JPY	115.00	USD	5,000,000	226,725
USD versus JPY	Put	Goldman Sachs International	06/10/2024	JPY	115.00	USD	5,000,000	239,475
USD versus JPY	Put	J.P. Morgan Chase Bank, N.A.	11/07/2023	JPY	114.00	USD	6,000,000	15,738
USD versus JPY	Put	Merrill Lynch International	08/16/2023	JPY	130.00	USD	75,000,000	2,025
USD versus JPY	Put	Merrill Lynch International	06/03/2024	JPY	115.00	USD	7,500,000	258,870
USD versus KRW	Put	Goldman Sachs International	12/19/2023	KRW	1,170.00	USD	2,500,000	186,240
USD versus KRW	Put	Merrill Lynch International	10/24/2023	KRW	1,240.00	USD	50,000,000	372,450
USD versus MXN	Put	Goldman Sachs International	10/30/2023	MXN	16.50	USD	100,000,000	821,700
USD versus MXN	Put	Goldman Sachs International	05/02/2024	MXN	17.20	USD	52,500,000	1,449,315
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	12/07/2023	MXN	17.25	USD	5,000,000	294,480
USD versus THB	Put	Goldman Sachs International	01/18/2024	THB	31.05	USD	2,500,000	205,250
USD versus THB	Put	Standard Chartered Bank PLC	10/04/2023	THB	30.00	USD	5,000,000	17,410
USD versus THB	Put	Standard Chartered Bank PLC	02/23/2024	THB	30.65	USD	2,500,000	168,558
USD versus ZAR	Put	Goldman Sachs International	10/27/2023	ZAR	17.05	USD	37,500,000	344,962
USD versus ZAR	Put	Goldman Sachs International	05/14/2024	ZAR	15.00	USD	10,000,000	1,247,700
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	08/10/2023	ZAR	17.00	USD	50,000,000	17,900
USD versus ZAR	Put	Morgan Stanley and Co. International PLC	09/18/2023	ZAR	16.50	USD	2,500,000	159,990
Subtotal — Foreign Currency Put Options Purchased								15,702,676
Total Foreign Currency Options Purchased								$17,870,571

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $46,345,000.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.15%	Receive	6 Month EURIBOR	Semi-Annually	05/19/2033	EUR	40,000,000	$2,282,639
2 Year Interest Rate Swap	Call	Barclays Bank PLC	5.60	Receive	SONIA	Annually	12/05/2023	GBP	286,000,000	3,243,668
Subtotal — Interest Rate Call Swaptions Purchased										5,526,307
Interest Rate Risk
1 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.86	Pay	SOFR	Annually	08/21/2023	USD	250,000,000	1,168,287
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.77	Pay	SOFR	Annually	08/07/2023	USD	236,000,000	498,581
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.73	Pay	SOFR	Annually	10/27/2023	USD	30,000,000	415,318
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.65	Pay	6 Month EURIBOR	Semi-Annually	05/19/2033	EUR	40,000,000	2,198,897
15 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	1.81	Pay	6 Month EURIBOR	Semi-Annually	04/06/2038	EUR	67,500,000	6,450,482
15 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.38	Pay	SONIA	Annually	05/05/2038	GBP	65,000,000	11,522,534
30 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.59	Pay	6 Month EURIBOR	Semi-Annually	05/22/2025	EUR	44,000,000	3,886,456
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.82	Pay	SOFR	Annually	03/31/2025	USD	22,000,000	2,424,248
5 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	0.75	Pay	TONAR	Annually	03/04/2024	JPY	10,400,000,000	284,987
Subtotal — Interest Rate Put Swaptions Purchased										28,849,790
Total Interest Rate Swaptions Purchased										$34,376,097

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $46,345,000.

Open Over-The-Counter Credit Default Swaptions Written(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value			Value
Credit Risk
J.P. Morgan Chase Bank, N.A.	Put	97.00%	Markit CDX North America High Yield Index, Series 40, Version 1	5.00%	Quarterly	09/20/2023	4.086%	USD	150,000,000	$(130,194)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $46,345,000.
(b)	Implied credit spreads represent the current level, as of July 31, 2023, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value			Value
Currency Risk
AUD versus USD	Call	Goldman Sachs International	05/16/2024	USD	0.73	AUD	75,000,000	$(534,858)
EUR versus HUF	Call	Goldman Sachs International	09/15/2023	HUF	401.00	EUR	2,500,000	(553,013)
EUR versus HUF	Call	Goldman Sachs International	12/01/2023	HUF	400.00	EUR	3,000,000	(1,258,210)
EUR versus HUF	Call	J.P. Morgan Chase Bank, N.A.	10/12/2023	HUF	418.00	EUR	50,000,000	(325,782)
EUR versus HUF	Call	Merrill Lynch International	12/18/2023	HUF	415.00	EUR	50,000,000	(823,911)
EUR versus PLN	Call	Goldman Sachs International	09/22/2023	PLN	4.58	EUR	64,500,000	(201,406)
USD versus BRL	Call	Goldman Sachs International	11/16/2023	BRL	5.10	USD	3,400,000	(569,371)
USD versus BRL	Call	Goldman Sachs International	12/18/2023	BRL	5.30	USD	50,000,000	(481,450)
USD versus BRL	Call	Goldman Sachs International	05/23/2024	BRL	5.55	USD	5,000,000	(629,765)
USD versus BRL	Call	Merrill Lynch International	11/16/2023	BRL	5.25	USD	35,000,000	(265,510)
USD versus CLP	Call	Morgan Stanley and Co. International PLC	11/30/2023	CLP	870.00	USD	40,000,000	(852,600)
USD versus COP	Call	Morgan Stanley and Co. International PLC	08/10/2023	COP	4,500.00	USD	50,000,000	(1,100)
USD versus COP	Call	Morgan Stanley and Co. International PLC	11/22/2023	COP	4,300.00	USD	50,000,000	(726,750)
USD versus IDR	Call	Goldman Sachs International	10/04/2023	IDR	15,700.00	USD	60,000,000	(151,260)
USD versus INR	Call	Standard Chartered Bank PLC	01/24/2024	INR	84.00	USD	50,000,000	(373,300)
USD versus JPY	Call	Goldman Sachs International	08/07/2023	JPY	137.00	USD	50,000,000	(1,811,950)
USD versus KRW	Call	Merrill Lynch International	10/24/2023	KRW	1,315.00	USD	50,000,000	(317,300)
USD versus MXN	Call	Goldman Sachs International	10/30/2023	MXN	17.50	USD	100,000,000	(1,228,100)
USD versus MXN	Call	Goldman Sachs International	05/02/2024	MXN	19.00	USD	52,500,000	(926,100)
USD versus MXN	Call	Goldman Sachs International	05/15/2024	MXN	19.75	USD	3,000,000	(308,484)
USD versus MXN	Call	J.P. Morgan Chase Bank, N.A.	10/31/2023	MXN	19.75	USD	75,000,000	(117,600)
USD versus ZAR	Call	Goldman Sachs International	10/27/2023	ZAR	18.90	USD	37,500,000	(508,800)
Subtotal — Foreign Currency Call Options Written								(12,966,620)
Currency Risk
AUD versus USD	Put	Goldman Sachs International	05/16/2024	USD	0.63	AUD	75,000,000	(629,668)
EUR versus PLN	Put	Goldman Sachs International	09/22/2023	PLN	4.33	EUR	64,500,000	(154,884)
USD versus BRL	Put	Goldman Sachs International	09/01/2023	BRL	4.80	USD	50,000,000	(1,018,350)
USD versus BRL	Put	Goldman Sachs International	12/18/2023	BRL	4.50	USD	50,000,000	(352,800)
USD versus BRL	Put	Merrill Lynch International	11/16/2023	BRL	4.55	USD	35,000,000	(253,645)
USD versus CLP	Put	Morgan Stanley and Co. International PLC	11/30/2023	CLP	780.00	USD	40,000,000	(133,040)
USD versus COP	Put	Morgan Stanley and Co. International PLC	11/22/2023	COP	3,700.00	USD	50,000,000	(246,350)
USD versus INR	Put	Standard Chartered Bank PLC	01/24/2024	INR	79.50	USD	50,000,000	(83,800)
USD versus MXN	Put	Goldman Sachs International	10/30/2023	MXN	16.15	USD	100,000,000	(364,700)
USD versus MXN	Put	Goldman Sachs International	05/02/2024	MXN	16.40	USD	52,500,000	(601,230)
USD versus ZAR	Put	Goldman Sachs International	10/27/2023	ZAR	16.50	USD	37,500,000	(146,625)
Subtotal — Foreign Currency Put Options Written								(3,985,092)
Total – Foreign Currency Options Written								$(16,951,712)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $46,345,000.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value			Value
Interest Rate Risk
2 Year Interest Rate Swap	Call	Barclays Bank PLC	5.10%	SONIA	Receive	Annually	12/05/2023	GBP	286,000,000	$(1,708,136)
10 Year Interest Rate Swap	Call	BNP Paribas S.A.	3.30	SOFR	Receive	Annually	01/11/2024	USD	75,000,000	(1,009,040)
10 Year Interest Rate Swap	Call	Goldman Sachs International	3.25	SOFR	Receive	Annually	03/27/2024	USD	75,000,000	(1,312,470)
1 Year Interest Rate Swap	Call	Goldman Sachs International	3.29	SOFR	Receive	Annually	06/30/2025	USD	100,000,000	(589,474)
2 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.75	SOFR	Receive	Annually	09/16/2024	USD	125,000,000	(561,058)
10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.12	SOFR	Receive	Annually	01/16/2024	USD	125,000,000	(1,126,549)
10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.44	6 Month EURIBOR	Receive	Semi-Annually	04/14/2025	EUR	75,000,000	(1,997,563)
10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.50	SOFR	Receive	Annually	01/08/2024	USD	50,000,000	(932,937)
5 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	0.35	TONAR	Receive	Annually	03/04/2024	JPY	10,400,000,000	(321,992)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.77	SORF	Receive	Annually	08/07/2023	USD	236,000,000	(2,042,040)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.56	SOFR	Receive	Annually	03/10/2025	USD	40,000,000	(602,112)
20 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.25	SONIA	Receive	Annually	08/07/2023	GBP	50,000,000	(1)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.47	SOFR	Receive	Annually	12/11/2023	USD	40,000,000	(632,346)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.50	SOFR	Receive	Annually	01/08/2024	USD	50,000,000	(975,652)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.35	6 Month EURIBOR	Receive	Semi-Annually	05/19/2027	EUR	40,000,000	(1,670,408)
2 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	4.92	SONIA	Receive	Monthly	03/28/2024	GBP	250,000,000	(2,430,080)
Subtotal—Interest Rate Call Swaptions Written										(17,911,858)
Interest Rate Risk
2 Year Interest Rate Swap	Put	Barclays Bank PLC	6.15	SONIA	Pay	Annually	12/05/2023	GBP	286,000,000	(1,155,116)
1 Year Interest Rate Swap	Put	Goldman Sachs International	3.29	SOFR	Pay	Annually	06/30/2025	USD	100,000,000	(879,815)
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.98	6 Month EURIBOR	Pay	Semi-Annually	05/22/2025	EUR	102,800,000	(4,562,272)
5 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.10	TONAR	Pay	Annually	03/04/2024	JPY	10,400,000,000	(163,483)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	6.08	SONIA	Pay	Monthly	03/28/2024	GBP	250,000,000	(1,589,980)
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.85	6 Month EURIBOR	Pay	Semi-Annually	05/19/2027	EUR	40,000,000	(1,459,067)
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.51	SONIA	Pay	Annually	01/31/2024	GBP	85,000,000	(1,730,764)
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.98	SOFR	Pay	Annually	10/27/2023	USD	60,000,000	(416,658)
5 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.15	SOFR	Pay	Annually	10/20/2023	USD	80,000,000	(465,812)
1 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	5.16	SOFR	Pay	Annually	08/21/2023	USD	375,000,000	(768,045)
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.56	SOFR	Pay	Annually	03/10/2025	USD	40,000,000	(1,438,735)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value			Value
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.00%	SOFR	Pay	Annually	09/16/2024	USD	125,000,000	$(1,116,388)
5 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.31	SOFR	Pay	Annually	03/31/2025	USD	93,600,000	(2,555,442)
Subtotal—Interest Rate Put Swaptions Written										(18,301,577)
Total Open Over-The-Counter Interest Rate Swaptions Written										$(36,213,435)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $46,345,000.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Interest Rate Risk
Euro-BTP	203	September-2023	$(25,891,035)	$80,352	$80,352
Euro-Bund	122	September-2023	(17,840,493)	118,042	118,042
Total Futures Contracts				$198,394	$198,394

(a)	Futures contracts collateralized by $5,811,398 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
09/20/2023	Barclays Bank PLC	EUR	11,264,001	USD	12,500,000	$85,727
09/20/2023	Barclays Bank PLC	USD	14,206,893	CNY	102,510,973	223,259
09/20/2023	Barclays Bank PLC	USD	7,500,000	COP	30,333,375,000	130,131
09/20/2023	Barclays Bank PLC	USD	14,208,043	MXN	247,623,750	449,743
09/20/2023	Barclays Bank PLC	USD	41,397,000	SGD	55,620,181	527,584
08/02/2023	BNP Paribas S.A.	USD	29,493,255	PLN	118,492,100	87,987
09/20/2023	BNP Paribas S.A.	INR	775,039,105	USD	9,415,916	5,023
09/20/2023	BNP Paribas S.A.	JPY	3,139,795,649	USD	22,817,868	578,956
09/20/2023	BNP Paribas S.A.	USD	7,500,000	COP	30,397,488,750	146,259
09/20/2023	BNP Paribas S.A.	USD	11,794,664	EUR	10,750,000	53,119
09/20/2023	BNP Paribas S.A.	USD	34,766,927	NOK	374,435,799	2,235,334
09/20/2023	BNP Paribas S.A.	USD	14,712,016	NZD	24,056,647	230,511
08/02/2023	Citibank, N.A.	USD	9,315,057	BRL	44,725,500	143,151
09/20/2023	Citibank, N.A.	CLP	5,428,840,000	USD	6,719,693	282,253
09/20/2023	Citibank, N.A.	IDR	526,487,400,000	USD	35,176,548	335,240
09/20/2023	Citibank, N.A.	USD	3,195,200	COP	12,986,730,640	71,514
09/20/2023	Citibank, N.A.	USD	851,242	CZK	18,846,926	14,471
09/20/2023	Citibank, N.A.	USD	39,816,046	PLN	164,874,264	1,244,721
09/20/2023	Citibank, N.A.	USD	55,132,576	THB	1,889,669,037	325,848
09/20/2023	Citibank, N.A.	USD	21,054,938	ZAR	390,867,187	704,218
09/20/2023	Deutsche Bank AG	TWD	441,337,131	USD	14,206,893	135,687
08/02/2023	Goldman Sachs International	USD	120,148,509	BRL	572,383,244	894,736
08/03/2023	Goldman Sachs International	EUR	23,750,000	USD	26,144,000	29,624
08/18/2023	Goldman Sachs International	USD	47,235,500	PLN	191,606,082	559,478
08/28/2023	Goldman Sachs International	EUR	24,875,000	USD	27,561,500	177,407
09/01/2023	Goldman Sachs International	JPY	2,507,596,000	USD	18,200,000	491,962
09/05/2023	Goldman Sachs International	USD	47,750,000	MXN	921,575,000	6,959,112
09/12/2023	Goldman Sachs International	JPY	2,444,118,000	USD	17,800,000	510,416
09/19/2023	Goldman Sachs International	USD	21,828,125	EUR	19,843,750	40,958
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/20/2023	Goldman Sachs International	INR	3,404,307,133	USD	41,397,000	$60,287
09/20/2023	Goldman Sachs International	KRW	17,103,799,650	USD	13,488,801	66,090
09/20/2023	Goldman Sachs International	USD	3,400,000	COP	13,742,460,000	56,812
09/20/2023	Goldman Sachs International	USD	2,309,231	PEN	8,425,000	20,247
12/21/2023	Goldman Sachs International	KRW	9,403,500,000	USD	7,500,000	76,511
01/22/2024	Goldman Sachs International	THB	217,425,000	USD	6,500,000	43,200
02/13/2024	Goldman Sachs International	JPY	1,042,440,000	USD	8,400,000	838,719
05/09/2024	Goldman Sachs International	JPY	2,086,080,000	USD	16,400,000	1,063,223
08/02/2023	HSBC Bank USA	USD	132,263,138	BRL	627,615,494	460,203
09/05/2023	HSBC Bank USA	USD	56,483,127	BRL	269,814,250	234,498
09/20/2023	HSBC Bank USA	TWD	416,128,650	USD	13,391,107	123,626
09/20/2023	HSBC Bank USA	USD	25,495,153	MXN	450,295,395	1,159,534
08/02/2023	J.P. Morgan Chase Bank, N.A.	EUR	25,700,000	USD	28,285,698	28,538
09/20/2023	J.P. Morgan Chase Bank, N.A.	AUD	33,360,000	USD	22,560,831	115,495
09/20/2023	J.P. Morgan Chase Bank, N.A.	EUR	46,806,088	USD	52,732,193	1,146,298
09/20/2023	J.P. Morgan Chase Bank, N.A.	PLN	113,150,325	USD	28,188,000	8,713
09/20/2023	J.P. Morgan Chase Bank, N.A.	USD	41,357,107	CNY	296,219,461	340,788
09/20/2023	J.P. Morgan Chase Bank, N.A.	USD	394,699,673	EUR	365,274,748	7,876,687
09/20/2023	J.P. Morgan Chase Bank, N.A.	USD	41,023,089	GBP	32,785,193	1,060,534
09/20/2023	J.P. Morgan Chase Bank, N.A.	USD	30,409,029	JPY	4,307,986,333	104,081
11/03/2023	J.P. Morgan Chase Bank, N.A.	USD	18,500,000	MXN	330,558,000	906,631
08/02/2023	Merrill Lynch International	USD	2,189,410	BRL	10,506,750	32,478
08/18/2023	Merrill Lynch International	JPY	2,158,363,875	USD	16,050,000	841,115
09/05/2023	Merrill Lynch International	JPY	3,364,665,000	USD	24,600,000	824,826
09/05/2023	Merrill Lynch International	USD	1,750,000	BRL	8,527,750	42,617
09/06/2023	Merrill Lynch International	JPY	1,116,024,000	USD	8,400,000	512,779
09/20/2023	Merrill Lynch International	INR	5,890,865,896	USD	71,885,852	356,163
09/20/2023	Merrill Lynch International	USD	5,548,614	CAD	7,408,624	73,478
09/20/2023	Merrill Lynch International	USD	20,396,897	CNY	145,105,564	29,164
09/20/2023	Merrill Lynch International	USD	21,566,940	EUR	19,615,859	52,077
08/08/2023	Morgan Stanley and Co. International PLC	USD	13,208,500	COP	53,098,170,000	310,077
09/18/2023	Morgan Stanley and Co. International PLC	USD	4,000,000	BRL	19,360,000	61,565
09/20/2023	Morgan Stanley and Co. International PLC	USD	3,300,000	COP	13,381,995,000	66,140
09/20/2023	Morgan Stanley and Co. International PLC	USD	5,452,847	EUR	5,000,000	57,750
09/20/2023	Morgan Stanley and Co. International PLC	USD	2,434,346	MXN	42,325,000	71,031
09/20/2023	Morgan Stanley and Co. International PLC	USD	38,626	SEK	416,072	994
09/22/2023	Morgan Stanley and Co. International PLC	CNY	111,231,200	USD	16,300,000	640,314
09/29/2023	Morgan Stanley and Co. International PLC	USD	1,400,000	COP	6,713,000,000	284,544
10/02/2023	Morgan Stanley and Co. International PLC	USD	21,500,000	COP	92,020,000,000	1,572,776
09/20/2023	Royal Bank of Canada	AUD	32,625,000	USD	22,224,542	273,729
09/20/2023	Royal Bank of Canada	EUR	23,750,000	USD	26,230,355	55,021
09/20/2023	Standard Chartered Bank PLC	USD	33,403,819	EUR	30,912,000	664,893
01/29/2024	Standard Chartered Bank PLC	INR	1,854,450,000	USD	22,500,000	92,966
02/28/2024	Standard Chartered Bank PLC	THB	182,765,000	USD	5,500,000	54,211
Subtotal—Appreciation						40,435,852
Currency Risk
09/20/2023	Barclays Bank PLC	USD	5,854,357	EUR	5,200,000	(123,336)
09/20/2023	BNP Paribas S.A.	NOK	374,387,886	USD	34,762,479	(2,235,048)
09/20/2023	BNP Paribas S.A.	NZD	1,860,000	USD	1,137,496	(17,823)
09/20/2023	BNP Paribas S.A.	PLN	166,223,576	USD	41,152,942	(243,862)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/20/2023	BNP Paribas S.A.	USD	175,321,446	JPY	24,124,669,213	$(4,448,413)
08/02/2023	Citibank, N.A.	BRL	44,725,500	USD	9,432,774	(25,433)
09/20/2023	Citibank, N.A.	PEN	245,660,000	USD	66,846,258	(1,077,748)
09/20/2023	Citibank, N.A.	PLN	169,676,555	USD	41,093,163	(1,163,580)
09/20/2023	Citibank, N.A.	THB	480,000,000	USD	14,004,376	(82,770)
09/20/2023	Citibank, N.A.	USD	14,107,622	CLP	11,397,547,732	(592,574)
09/20/2023	Citibank, N.A.	USD	63,053,501	IDR	943,721,746,200	(600,913)
09/20/2023	Citibank, N.A.	ZAR	1,472,761,440	USD	79,434,828	(2,552,218)
09/20/2023	Deutsche Bank AG	MXN	922,693,750	USD	52,653,038	(1,964,694)
09/20/2023	Deutsche Bank AG	USD	32,094,000	EUR	28,885,986	(258,196)
12/13/2023	Deutsche Bank AG	EUR	14,500,000	USD	15,747,000	(303,709)
12/13/2023	Deutsche Bank AG	USD	19,713,750	EUR	17,500,000	(342,205)
08/02/2023	Goldman Sachs International	BRL	572,383,244	USD	119,768,575	(1,274,671)
08/02/2023	Goldman Sachs International	PLN	118,492,100	USD	28,300,000	(1,281,242)
08/02/2023	Goldman Sachs International	USD	28,449,900	EUR	25,700,000	(192,740)
08/18/2023	Goldman Sachs International	EUR	43,000,000	USD	47,235,500	(79,148)
08/21/2023	Goldman Sachs International	MXN	478,737,500	USD	25,000,000	(3,495,526)
08/25/2023	Goldman Sachs International	CNY	309,000,000	USD	42,901,770	(532,104)
08/25/2023	Goldman Sachs International	USD	43,000,000	INR	3,534,600,000	(41,518)
09/06/2023	Goldman Sachs International	IDR	443,120,000,000	USD	29,000,000	(335,384)
09/19/2023	Goldman Sachs International	HUF	8,400,000,000	USD	21,875,000	(1,725,415)
09/20/2023	Goldman Sachs International	INR	2,305,909,962	USD	27,966,000	(33,453)
09/20/2023	Goldman Sachs International	USD	73,220,540	KRW	92,843,644,322	(358,754)
09/20/2023	Goldman Sachs International	USD	17,981,346	PEN	64,758,000	(76,019)
09/29/2023	Goldman Sachs International	SEK	55,197,500	USD	5,000,000	(258,396)
09/29/2023	Goldman Sachs International	USD	8,000,000	SEK	82,248,000	(164,635)
10/16/2023	Goldman Sachs International	AUD	12,250,000	USD	7,754,250	(494,904)
10/16/2023	Goldman Sachs International	NZD	23,333,333	USD	13,055,000	(1,438,268)
11/16/2023	Goldman Sachs International	MXN	78,451,000	USD	3,800,000	(794,945)
11/20/2023	Goldman Sachs International	BRL	70,808,400	USD	12,240,000	(2,481,103)
12/20/2023	Goldman Sachs International	BRL	88,947,000	USD	18,000,000	(427,273)
05/06/2024	Goldman Sachs International	MXN	112,299,833	USD	5,833,000	(547,770)
05/16/2024	Goldman Sachs International	ZAR	178,165,625	USD	8,875,000	(836,614)
05/17/2024	Goldman Sachs International	MXN	90,768,000	USD	4,800,000	(348,639)
05/20/2024	Goldman Sachs International	AUD	12,375,000	USD	8,318,475	(64,095)
08/02/2023	HSBC Bank USA	BRL	627,615,494	USD	132,288,541	(434,799)
09/05/2023	HSBC Bank USA	BRL	357,801,244	USD	74,902,394	(310,968)
09/20/2023	HSBC Bank USA	MXN	1,169,332,000	USD	66,206,092	(3,011,090)
09/20/2023	HSBC Bank USA	USD	5,658,885	CLP	4,593,600,000	(211,860)
09/20/2023	HSBC Bank USA	USD	37,698,104	HUF	13,248,998,487	(481,743)
09/20/2023	HSBC Bank USA	ZAR	1,013,243,340	USD	55,265,206	(1,140,962)
09/20/2023	J.P. Morgan Chase Bank, N.A.	EUR	273,525,494	USD	295,952,326	(5,505,408)
09/20/2023	J.P. Morgan Chase Bank, N.A.	GBP	79,369,000	USD	99,336,928	(2,542,452)
09/20/2023	J.P. Morgan Chase Bank, N.A.	HUF	2,108,750,000	USD	5,828,063	(95,404)
09/20/2023	J.P. Morgan Chase Bank, N.A.	USD	73,718,968	AUD	109,005,949	(377,387)
09/20/2023	J.P. Morgan Chase Bank, N.A.	USD	28,353,129	EUR	25,700,000	(28,662)
10/16/2023	J.P. Morgan Chase Bank, N.A.	HUF	3,991,800,000	USD	11,079,999	(77,935)
10/16/2023	J.P. Morgan Chase Bank, N.A.	USD	11,080,000	EUR	10,000,000	(44,671)
08/02/2023	Merrill Lynch International	BRL	10,506,750	USD	2,215,913	(5,975)
08/25/2023	Merrill Lynch International	SGD	72,521,313	USD	53,700,000	(896,662)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
08/25/2023	Merrill Lynch International	USD	53,700,000	INR	4,412,008,110	$(77,760)
09/19/2023	Merrill Lynch International	KRW	30,771,375,000	USD	23,250,000	(897,269)
09/20/2023	Merrill Lynch International	CAD	4,789,031	USD	3,586,696	(47,497)
09/20/2023	Merrill Lynch International	CNY	23,287,510	USD	3,273,430	(4,680)
09/20/2023	Merrill Lynch International	SGD	55,599,385	USD	41,576,876	(332,032)
09/20/2023	Merrill Lynch International	USD	8,063,615	EUR	7,165,000	(166,930)
09/20/2023	Merrill Lynch International	USD	32,128,165	INR	2,632,822,824	(159,181)
09/29/2023	Merrill Lynch International	AUD	38,176,682	USD	25,000,000	(693,851)
10/13/2023	Merrill Lynch International	BRL	78,497,600	USD	14,200,000	(2,205,120)
09/20/2023	Morgan Stanley and Co. International PLC	COP	410,530,202,795	USD	95,739,996	(7,525,775)
09/20/2023	Morgan Stanley and Co. International PLC	SEK	24,614,588	USD	2,285,074	(58,818)
09/20/2023	Morgan Stanley and Co. International PLC	USD	14,984,160	GBP	11,612,385	(78,308)
09/20/2023	Morgan Stanley and Co. International PLC	ZAR	140,775,000	USD	7,802,721	(34,072)
11/27/2023	Morgan Stanley and Co. International PLC	COP	207,302,500,000	USD	50,500,000	(811,741)
08/03/2023	Royal Bank of Canada	USD	26,169,127	EUR	23,750,000	(54,752)
09/20/2023	Royal Bank of Canada	USD	5,654,400	CAD	7,436,639	(11,050)
09/13/2023	Standard Chartered Bank PLC	USD	39,216,275	EUR	35,000,000	(655,643)
09/20/2023	Standard Chartered Bank PLC	EUR	21,000,000	USD	22,704,318	(440,188)
09/20/2023	Standard Chartered Bank PLC	USD	6,760,453	EUR	6,125,000	(9,972)
Subtotal—Depreciation						(62,745,755)
Total Forward Foreign Currency Contracts						$(22,309,903)

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Societe Generale	Sell	1.00%	Quarterly	06/20/2027	0.742%	EUR	15,000,000	$12,633	$154,700	$142,067
Intercontinental Exchange, Inc.	Sell	1.00	Quarterly	06/20/2028	0.629	USD	17,500,000	159,096	284,997	125,901
Subtotal - Appreciation								171,729	439,697	267,968
Credit Risk
Markit iTraxx Europe Index, Series 37, Version 1	Buy	(1.00)	Quarterly	06/20/2027	0.546	EUR	10,750,000	(93,237)	(194,646)	(101,409)
Brazil Government International Bonds	Buy	(1.00)	Quarterly	12/20/2027	1.438	USD	5,000,000	243,649	82,410	(161,239)
Markit CDX North America High Yield Index, Series 40, Version 1	Buy	(5.00)	Quarterly	06/20/2028	4.086	USD	47,000,000	(650,134)	(1,690,826)	(1,040,692)
Intercontinental Exchange, Inc.	Buy	(1.00)	Quarterly	06/20/2028	0.722	USD	17,500,000	(159,096)	(213,041)	(53,945)
Subtotal - Depreciation								(658,818)	(2,016,103)	(1,357,285)
Total Centrally Cleared Credit Default Swap Agreements								$(487,089)	$(1,576,406)	$(1,089,317)

(a)	Centrally cleared swap agreements collateralized by $86,815,427 cash held with Counterparties.
(b)	Implied credit spreads represent the current level, as of July 31, 2023, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	TTHORON	Quarterly	2.71%	Quarterly	05/29/2033	THB	392,500,000	$—	$8,898	$8,898
Receive	6 Month ADBB	Semi-Annually	(4.41)	Semi-Annually	06/22/2033	AUD	31,400,000	—	25,638	25,638
Receive	3 Month CZK PRIBOR	Quarterly	(7.02)	Annually	02/10/2024	CZK	1,040,000,000	—	44,197	44,197
Pay	3 Month ADBB	Quarterly	4.21	Quarterly	06/22/2026	AUD	94,500,000	—	73,332	73,332
Pay	6 Month EURIBOR	Semi-Annually	3.08	Annually	03/16/2033	EUR	83,000,000	—	168,500	168,500
Receive	TTHORON	Quarterly	(2.35)	Quarterly	05/29/2028	THB	1,475,000,000	—	169,570	169,570
Receive	SIBCSORA	Semi-Annually	(2.59)	Semi-Annually	07/26/2043	SGD	42,000,000	—	265,991	265,991
Receive	SOFR	Annually	(3.24)	Annually	07/25/2033	USD	65,500,000	—	283,077	283,077
Receive	CPURNSA	At Maturity	(2.48)	At Maturity	05/11/2028	USD	53,450,000	—	299,784	299,784
Receive	CPTFEMU	At Maturity	(2.47)	At Maturity	06/15/2028	EUR	40,000,000	—	300,027	300,027
Pay	28 Day MXN TIIE	28 Days	9.13	28 Days	02/11/2028	MXN	233,000,000	—	302,356	302,356
Receive	TTHORON	Quarterly	(2.26)	Quarterly	04/24/2028	THB	1,450,000,000	—	361,571	361,571
Receive	CPURNSA	At Maturity	(2.53)	At Maturity	06/07/2033	USD	46,800,000	—	434,604	434,604
Receive	SOFR	Annually	(3.26)	Annually	05/25/2053	USD	21,320,000	—	459,170	459,170
Receive	3 Month JIBAR	Quarterly	(7.42)	Quarterly	05/05/2027	ZAR	370,000,000	—	545,231	545,231
Receive	SOFR	Annually	(3.59)	Annually	06/01/2028	USD	33,000,000	—	598,370	598,370
Pay	BZDIOVRA	At Maturity	11.30	At Maturity	01/02/2026	BRL	259,730,842	—	640,895	640,895
Pay	CLICP	Semi-Annually	7.87	Semi-Annually	04/11/2025	CLP	21,000,000,000	—	735,480	735,480
Receive	3 Month JIBAR	Quarterly	(6.61)	Quarterly	10/19/2026	ZAR	336,700,000	1,282	841,879	840,597
Receive	FBIL Overnight MIBOR	Semi-Annually	(5.65)	Semi-Annually	02/17/2027	INR	2,625,000,000	—	863,246	863,246
Receive	SOFR	Annually	(3.53)	Annually	09/27/2032	USD	62,000,000	—	873,295	873,295
Receive	3 Month JIBAR	Quarterly	(6.65)	Quarterly	10/11/2026	ZAR	350,000,000	—	880,913	880,913
Pay	SOFR	Annually	3.77	Annually	08/09/2033	USD	135,300,000	(30,780)	885,207	915,987
Pay	BZDIOVRA	At Maturity	10.94	At Maturity	01/04/2027	BRL	199,399,129	—	1,018,110	1,018,110
Pay	BZDIOVRA	At Maturity	11.72	At Maturity	01/02/2026	BRL	248,590,247	—	1,298,036	1,298,036
Receive	SOFR	Annually	(3.50)	Annually	05/30/2033	USD	99,500,000	106,404	1,627,094	1,520,690
Receive	CPURNSA	At Maturity	(2.41)	At Maturity	05/12/2028	USD	170,500,000	—	1,532,672	1,532,672
Receive	3 Month COOVIBR	Quarterly	(4.20)	Quarterly	02/08/2031	COP	43,000,000,000	—	2,318,793	2,318,793
Pay	BZDIOVRA	At Maturity	12.58	At Maturity	01/04/2027	BRL	147,410,436	—	2,569,449	2,569,449
Subtotal — Appreciation								76,906	20,425,385	20,348,479
Interest Rate Risk
Pay	SOFR	Annually	3.18	Annually	05/12/2028	USD	174,500,000	—	(6,281,543)	(6,281,543)
Pay	SONIA	Annually	4.24	Annually	05/30/2025	GBP	168,800,000	—	(5,217,558)	(5,217,558)
Pay	6 Month EURIBOR	Semi-Annually	2.55	Annually	04/24/2034	EUR	54,000,000	—	(2,212,321)	(2,212,321)
Pay	6 Month EURIBOR	Semi-Annually	3.05	Annually	05/20/2025	EUR	386,640,000	—	(2,009,261)	(2,009,261)
Pay	SOFR	Annually	2.94	Annually	04/24/2034	USD	37,500,000	—	(1,771,465)	(1,771,465)
Pay	SOFR	Annually	3.30	Annually	05/11/2028	USD	54,750,000	—	(1,681,684)	(1,681,684)
Pay	SOFR	Annually	3.53	Annually	05/25/2028	USD	66,680,000	—	(1,377,415)	(1,377,415)
Receive	3 Month COOVIBR	Quarterly	(9.86)	Quarterly	09/09/2032	COP	36,000,000,000	—	(1,181,026)	(1,181,026)
Receive	3 Month COOVIBR	Quarterly	(9.91)	Quarterly	01/17/2028	COP	60,845,000,000	—	(1,114,222)	(1,114,222)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Receive	CLICP	Semi-Annually	(6.30)%	Semi-Annually	03/09/2028	CLP	18,750,000,000	$—	$(1,108,881)	$(1,108,881)
Pay	SOFR	Annually	3.37	Annually	12/15/2032	USD	28,400,000	—	(751,614)	(751,614)
Receive	3 Month COOVIBR	Quarterly	(9.01)	Quarterly	05/24/2032	COP	36,300,000,000	—	(665,395)	(665,395)
Receive	3 Month COOVIBR	Quarterly	(9.85)	Quarterly	07/21/2032	COP	17,843,000,000	—	(595,595)	(595,595)
Receive	3 Month COOVIBR	Quarterly	(9.71)	Quarterly	07/21/2032	COP	16,883,000,000	—	(526,453)	(526,453)
Receive	3 Month COOVIBR	Quarterly	(11.46)	Quarterly	11/01/2024	COP	137,500,000,000	—	(479,467)	(479,467)
Pay	CORRA	Semi-Annually	3.53	Semi-Annually	07/14/2033	CAD	40,000,000	64,027	(401,712)	(465,739)
Pay	CPTFEMU	At Maturity	2.49	At Maturity	06/15/2033	EUR	40,000,000	—	(461,749)	(461,749)
Pay	CORRA	Semi-Annually	3.55	Semi-Annually	07/17/2033	CAD	40,000,000	61,303	(356,814)	(418,117)
Pay	3 Month NDBB	Quarterly	4.35	Semi-Annually	05/19/2028	NZD	36,000,000	—	(416,086)	(416,086)
Pay	3 Month NDBB	Quarterly	4.37	Semi-Annually	03/23/2028	NZD	36,000,000	—	(403,099)	(403,099)
Receive	FBIL Overnight MIBOR	Semi-Annually	(7.02)	Semi-Annually	05/25/2027	INR	1,875,000,000	—	(395,668)	(395,668)
Pay	TTHORON	Quarterly	2.00	Quarterly	04/24/2025	THB	1,755,000,000	—	(286,816)	(286,816)
Receive	3 Month JIBAR	Quarterly	(9.87)	Quarterly	06/15/2033	ZAR	141,000,000	—	(282,356)	(282,356)
Pay	CPURNSA	At Maturity	2.50	At Maturity	06/07/2028	USD	46,800,000	—	(257,864)	(257,864)
Pay	TTHORON	Quarterly	2.11	Quarterly	05/29/2025	THB	1,775,000,000	—	(195,880)	(195,880)
Receive	3 Month COOVIBR	Quarterly	(8.54)	Quarterly	05/27/2032	COP	13,500,000,000	—	(148,599)	(148,599)
Pay	28 Day MXN TIIE	28 Days	9.25	28 Days	02/10/2025	MXN	1,075,000,000	—	(141,347)	(141,347)
Pay	6 Month ADBB	Semi-Annually	4.59	Semi-Annually	07/24/2033	AUD	100,500,000	—	(129,683)	(129,683)
Pay	TTHORON	Quarterly	2.60	Quarterly	04/24/2033	THB	384,000,000	—	(109,395)	(109,395)
Receive	FBIL Overnight MIBOR	Semi-Annually	(6.62)	Semi-Annually	05/02/2027	INR	1,800,000,000	—	(70,465)	(70,465)
Receive	6 Month WIBOR	Semi-Annually	(4.81)	Annually	07/14/2028	PLN	30,000,000	—	(60,748)	(60,748)
Pay	28 Day MXN TIIE	28 Days	9.40	28 Days	02/10/2025	MXN	1,125,000,000	—	(57,771)	(57,771)
Subtotal — Depreciation								125,330	(31,149,952)	(31,275,282)
Total Centrally Cleared Interest Rate Swap Agreements								$202,236	$(10,724,567)	$(10,926,803)

(a)	Centrally cleared swap agreements collateralized by $86,815,427 cash held with Counterparties.

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Citibank, N.A.	Assicurazioni Generali S.p.A.	Sell	1.00%	Quarterly	12/20/2024	0.433%	EUR	5,000,000	$27,304	$42,492	$15,188
Goldman Sachs International	Markit iTraxx Europe Crossover Index, Series 32, Version 5	Sell	5.00	Quarterly	12/20/2024	1.807	EUR	10,000,000	382,526	473,823	91,297
Subtotal—Appreciation									409,830	516,315	106,485
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Open Over-The-Counter Credit Default Swap Agreements(a)—(continued)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Citibank, N.A.	Assicurazioni Generali S.p.A.	Buy	(1.00)%	Quarterly	12/20/2024	0.683%	EUR	5,000,000	$17,736	$(23,719)	$(41,455)
Goldman Sachs International	Markit CDX North America High Yield Index, Series 37, Version 1	Buy	(5.00)	Quarterly	12/20/2026	0.278	USD	25,000,000	(3,440,811)	(3,610,646)	(169,835)
J.P. Morgan Chase Bank, N.A.	Generic Subordinated Bond	Buy	(1.00)	Quarterly	06/20/2027	1.100	EUR	7,500,000	204,936	29,752	(175,184)
J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 39, Version 2	Buy	(5.00)	Quarterly	12/20/2027	0.555	USD	20,000,000	(3,231,242)	(3,386,370)	(155,128)
Subtotal—Depreciation									(6,449,381)	(6,990,983)	(541,602)
Total Open Over-The-Counter Credit Default Swap Agreements									$(6,039,551)	$(6,474,668)	$(435,117)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $46,345,000.
(b)	Implied credit spreads represent the current level, as of July 31, 2023, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Abbreviations:
ADBB	—Australian Dollar Bank Bill
AUD	—Australian Dollar
BRL	—Brazilian Real
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CAD	—Canadian Dollar
CLICP	—Sinacofi Chile Interbank Rate Avg (CAMARA)
CLP	—Chile Peso
CNH	—Chinese Renminbi
CNY	—Chinese Yuan Renminbi
COOVIBR	—Colombia IBR Overnight Nominal Interbank Reference Rate
COP	—Colombia Peso
CORRA	—Canadian Overnight Repo Rate Average
CZK	—Czech Koruna
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
FBIL	—Financial Benchmarks India Private Ltd.
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JIBAR	—Johannesburg Interbank Average Rate
JPY	—Japanese Yen
KRW	—South Korean Won
MIBOR	—Mumbai Interbank Offered Rate
MXN	—Mexican Peso
NDBB	—New Zealand Dollar Bank Bill
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PLN	—Polish Zloty
PRIBOR	—Prague Interbank Offerred Rate
SEK	—Swedish Krona
SGD	—Singapore Dollar
SIBCSORA	—Singapore Overnight Rate Average
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
THB	—Thai Baht
TIIE	—Interbank Equilibrium Interest Rate
TONAR	—Tokyo Overnight Average Rate
TTHORON	—Thai Overnight Repurchase Rate
TWD	—New Taiwan Dollar
USD	—U.S. Dollar
WIBOR	—Warsaw Interbank Offered Rate
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco International Bond Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$—	$836,169,681	$—	$836,169,681
U.S. Dollar Denominated Bonds & Notes	—	160,993,791	—	160,993,791
Asset-Backed Securities	—	98,516,042	13,830,809	112,346,851
U.S. Treasury Securities	—	48,760,712	—	48,760,712
Common Stocks & Other Equity Interests	38,185,002	—	—	38,185,002
Money Market Funds	15,319,189	14,115,479	—	29,434,668
Options Purchased	—	52,246,668	—	52,246,668
Total Investments in Securities	53,504,191	1,210,802,373	13,830,809	1,278,137,373
Other Investments - Assets*
Futures Contracts	198,394	—	—	198,394
Forward Foreign Currency Contracts	—	40,435,852	—	40,435,852
Swap Agreements	—	20,722,932	—	20,722,932
	198,394	61,158,784	—	61,357,178
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(62,745,755)	—	(62,745,755)
Options Written	—	(53,295,341)	—	(53,295,341)
Swap Agreements	—	(33,174,169)	—	(33,174,169)
	—	(149,215,265)	—	(149,215,265)
Total Other Investments	198,394	(88,056,481)	—	(87,858,087)
Total Investments	$53,702,585	$1,122,745,892	$13,830,809	$1,190,279,286

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the period ended July 31, 2023:
	Value 10/31/22	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation	Transfers into Level 3	Transfers out of Level 3	Value 07/31/23
Asset-Backed Securities	$7,136,135	$12,103,123	$(4,080,781,000)	$1,983	$(2,685,437)	$1,355,786	$—	$—	$13,830,809
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.
Invesco International Bond Fund